THE PRIVATE SHARES FUND

Schedule of Investments

March 31, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock in Public Companies(a) — 0.8%
3D Printing — 0.0%
Fathom Digital Manufacturing, Corp.	Dec 2021	163,646	$1,636,460	$88,369
Consumer Web — 0.3%
Nextdoor Holding, Inc.	Nov 2018	925,479	5,037,326	1,989,780
Wag Labs, Inc.	Oct 2018	426,552	2,314,133	955,476
			7,351,459	2,945,256
Education — 0.1%
Udemy, Inc.	Aug 2019	163,448	1,648,101	1,443,246
Finance/Payments — 0.1%
Marqeta, Inc.	Jul 2018	104,514	122,281	477,629
Hardware — 0.0%
Tempo Automation, Inc.	Aug 2019	93,787	1,868,000	75,968
Healthcare/Biotech — 0.2%
23andMe Holding Co.	Oct 2017	724,260	4,436,112	1,651,313
Software — 0.1%
SoundHound AI, Inc.	Sep 2016	336,112	1,238,607	927,669
TOTAL COMMON STOCK IN PUBLIC COMPANIES			18,301,020	7,609,450

Common Stock in Private Companies(a),(b) — 39.7%
3D Printing — 0.3%
Carbon, Inc.	Jun 2019	158,853	2,125,214	3,254,898
Advertising — 2.5%
GroundTruth, Inc.	Oct 2016	1,659,427	446,424	381,668
NextRoll, Inc.	Mar 2017	2,367,054	16,079,048	22,202,966
OpenX Software, Ltd.	Jun 2015	2,899,297	2,615,386	2,203,466
			19,140,858	24,788,100
Aerospace — 5.3%
Axiom Space, Inc.	Mar 2021	29,543	5,099,983	4,990,699
Relativity Space, Inc.	Oct 2021	437,922	9,999,993	9,826,970
Space Exploration Technologies Corp.	May 2019	490,200	10,049,100	37,745,400
			25,149,076	52,563,069
AgTech — 0.5%
Farmer's Business Network, Inc.	Sep 2021	87,500	5,042,625	5,284,125

See accompanying Notes to the Schedule of Investments

0

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock in Private Companies(a),(b) — 39.7% (Continued)
Analytics/Big Data — 4.7%
Dataminr, Inc.	Sep 2015	567,043	$6,559,226	$16,330,839
Domino Data Lab, Inc.	Apr 2021	330,000	4,118,400	4,923,600
Dremio Corp.(c)	Dec 2021	166,664	1,023,383	1,373,311
INRIX, Inc.	May 2014	133,238	3,026,249	6,200,630
SingleStore, Inc.	May 2020	2,148,366	10,359,604	13,148,000
Tealium, Inc.	Sep 2020	200,000	1,300,000	2,362,000
ThoughtSpot, Inc.	Oct 2018	162,087	1,745,759	1,959,632
			28,132,621	46,298,012
Artificial Intelligence — 3.0%
Brain Corp.	Dec 2020	2,375,000	9,540,000	10,497,500
Cerebras Systems, Inc.	Feb 2022	309,813	6,946,627	6,651,685
Nanotronics Imaging, Inc.	Aug 2022	76,504	7,803,408	12,452,556
			24,290,035	29,601,741
Clean Technology — 0.0%
WiTricity Holdings, Inc.(c)	Mar 2021	166,667	1,667	500,001
e-Commerce — 0.6%
1661, Inc. (d.b.a. GOAT)(c)	Sep 2021	128,148	760,724	644,584
CaaStle, Inc.	Mar 2022	859,884	2,742,746	5,236,694
			3,503,470	5,881,278
Education — 1.6%
Eruditus Learning Solutions Pte., Ltd.(c)	Aug 2021	36,264	5,092,426	4,656,063
Learneo, Inc. (f.k.a. Course Hero, Inc.)	Jun 2020	270,000	3,429,200	9,015,300
Udacity, Inc.	Nov 2018	448,075	2,884,586	2,177,645
			11,406,212	15,849,008
Enterprise Software — 3.0%
Algolia, Inc.	Jan 2020	45,000	420,000	1,134,450
Automation Anywhere, Inc.	Jul 2021	189,449	4,019,940	2,182,452
D2iQ, Inc.	Feb 2019	165,000	1,605,450	265,650
Docker, Inc.	May 2017	2,500	531,250	75,100
EquipmentShare.com, Inc.	Oct 2021	694,800	9,985,874	10,755,504
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.)	May 2019	788,562	3,420,734	6,182,326
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.)	Nov 2020	190,007	1,235,126	1,540,957
Trax, Ltd.	Mar 2020	149,970	5,100,000	7,393,521
			26,318,374	29,529,960

See accompanying Notes to the Schedule of Investments

1

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock in Private Companies(a),(b) — 39.7% (Continued)
Finance/Payments — 4.1%
Betterment Holdings, Inc.	Mar 2021	1,457,800	$14,999,995	$17,187,462
Circle Internet Financial, Ltd.	Apr 2018	290,200	2,604,825	12,678,838
ConsenSys Software, Inc.	May 2022	31,010	3,703,824	3,912,222
Payward, Inc. (d.b.a. Kraken)	Jun 2021	105,218	5,079,228	3,103,931
Prosper Marketplace, Inc.	Jan 2016	244,130	1,307,998	112,300
Upgrade, Inc.	Apr 2022	661,053	2,900,002	3,609,349
			30,595,872	40,604,102
FoodTech — 0.8%
Impossible Foods, Inc.	Oct 2022	373,248	3,569,496	7,450,030
Games — 1.4%
Epic Games	Nov 2022	15,941	10,200,243	13,476,681
Healthcare/Biotech — 2.7%
Click Therapeutics, Inc.	Nov 2020	1,000,000	3,500,000	3,240,000
Color Health, Inc.	Feb 2022	139,486	10,039,927	13,506,429
Devoted Health, Inc.	Aug 2022	177,776	9,999,953	9,576,793
ZocDoc, Inc.	Feb 2015	61,016	1,321,708	832,869
			24,861,588	27,156,091
Hosting/Storage — 0.3%
Rubrik, Inc.	Sep 2019	126,281	3,220,166	3,431,055
Security — 5.4%
Arctic Wolf Networks, Inc.	Dec 2021	2,072,651	20,519,659	19,669,458
Code42 Software, Inc.	May 2016	330,000	754,500	1,217,700
Contrast Security, Inc.	Sep 2022	31,250	255,000	430,625
Exabeam, Inc.	Jul 2021	54,500	1,590,855	1,293,830
Lookout, Inc.	Jul 2022	1,869,160	10,000,006	19,514,030
Malwarebytes, Inc.	Dec 2019	134,900	809,400	1,121,019
Snyk, Ltd.	Mar 2023	367,888	2,759,245	4,201,281
Tanium, Inc.	Apr 2019	640,000	4,787,200	5,792,000
			41,475,865	53,239,943
Software — 2.7%
Discord, Inc.(c)	Dec 2021	45,694	18,332,939	21,118,396
Mynd Management, Inc.	Dec 2021	340,202	6,130,637	6,123,636
			24,463,576	27,242,032
Transportation — 0.8%
Flexport, Inc.	Jul 2022	538,387	7,260,075	7,440,508
TOTAL COMMON STOCK IN PRIVATE COMPANIES			290,757,033	393,590,634

See accompanying Notes to the Schedule of Investments

2

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Preferred Stock in Private Companies(a),(b) — 41.0%
Advertising — 0.0%
GroundTruth, Inc., Preferred Series B-1	Jan 2017	600,000	$149,200	$138,000
Aerospace — 5.4%
Axiom Space, Inc., Preferred Series B	Dec 2020	32,221	2,019,958	5,443,094
Axiom Space, Inc., Preferred Series C-1	Aug 2021	108,731	15,612,740	18,367,928
Beta Technologies, Inc., Preferred Series A	Apr 2021	40,944	2,999,967	4,181,201
Beta Technologies, Inc., Preferred Series B	Apr 2022	58,156	5,999,954	5,972,621
Radian Aerospace, Inc., Preferred Series Seed 2	Sep 2021	607,336	1,999,997	1,998,135
Relativity Space, Inc., Preferred Series E	Jul 2021	437,922	10,299,992	9,923,313
Voyager Space Holdings, Inc., Preferred Series B	Mar 2022	192,061	7,499,982	7,499,982
			46,432,590	53,386,274
AgTech — 1.8%
CIBO Technologies, Inc., Preferred Series C(c)	Aug 2021	600,000	3,090,000	3,012,000
Farmer's Business Network, Inc., Preferred Series G	Sep 2021	160,880	10,199,946	9,865,162
Invaio Sciences, Inc., Preferred Series C(c)	Mar 2021	1,061,390	5,150,000	5,264,494
			18,439,946	18,141,656
Analytics/Big Data — 3.0%
Databricks, Inc., Preferred Series G(c)	Jul 2022	182,664	10,799,704	11,555,324
Dataminr, Inc., Preferred Series A	Apr 2019	20,000	198,000	576,000
Dataminr, Inc., Preferred Series B	Apr 2019	87,496	866,211	2,519,885
Dremio Corp., Preferred Series E(c)	Dec 2021	469,594	4,090,000	3,935,198
Heap, Inc., Preferred Series C	May 2019	1,361,503	4,999,997	10,783,104
Heap, Inc., Preferred Series D	Nov 2021	84,047	711,170	689,185
			21,665,082	30,058,696
Artificial Intelligence — 2.7%
Nanotronics Imaging, Inc., Preferred Series F-2	Apr 2022	90,888	15,300,066	14,899,270
VerbIT, Inc., Preferred Series A	Nov 2021	47,640	693,256	659,768
VerbIT, Inc., Preferred Series B	Nov 2021	288,180	4,194,173	3,991,013
VerbIT, Inc., Preferred Series E-1	Nov 2021	423,720	6,166,668	6,023,362
VerbIT, Inc., Preferred Series Seed 2	Nov 2021	65,000	945,904	900,187
			27,300,067	26,473,600
Clean Technology — 0.4%
WiTricity Holdings, Inc., Preferred Series A	Oct 2020	1,000,000	1,020,000	3,000,000
WiTricity Holdings, Inc., Preferred Series B	Jun 2022	333,253	999,999	999,759
			2,019,999	3,999,759
Consumer Web — 0.0%
Trusper, Inc. (d.b.a. Musely), Preferred Series B	Oct 2014	7,961	100,012	103,334

See accompanying Notes to the Schedule of Investments

3

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Preferred Stock in Private Companies(a),(b) — 41.0% (Continued)
e-Commerce — 5.8%
1661, Inc. (d.b.a. GOAT), Preferred Series A-1(c)	Sep 2021	112,563	$668,206	$566,192
1661, Inc. (d.b.a. GOAT), Preferred Series A-5(c)	Sep 2021	2,394	14,211	12,042
1661, Inc. (d.b.a. GOAT), Preferred Series A-7(c)	Sep 2021	146,495	869,637	736,870
1661, Inc. (d.b.a. GOAT), Preferred Series B(c)	Sep 2021	231,687	1,375,362	1,165,386
1661, Inc. (d.b.a. GOAT), Preferred Series C(c)	Sep 2021	237,913	1,412,322	1,196,702
CaaStle, Inc., Preferred Series A-12	Dec 2021	1,740,786	8,050,124	10,705,834
GrubMarket, Inc., Preferred Series D	Oct 2020	440,742	1,999,999	6,318,653
GrubMarket, Inc., Preferred Series E	Jun 2021	1,520,838	14,999,995	21,803,342
GrubMarket, Inc., Preferred Series F	Feb 2022	697,526	9,999,982	10,000,012
Lyst, Ltd., Preferred Series E	Jul 2021	401,929	5,172,500	4,594,048
			44,562,338	57,099,081
Education — 0.6%
Yanka Industries, Inc. (d.b.a. MasterClass), Preferred Series Seed 1	Jul 2021	193,100	6,146,189	5,543,901
Enterprise Software — 4.0%
Checkr, Inc., Preferred Series A-1	Mar 2020	150,000	1,405,000	2,602,500
Cohere Technologies, Inc., Preferred Series D-1	Feb 2022	279,571	1,999,995	1,915,061
Cohere Technologies, Inc., Preferred Series D-2	Dec 2020	386,038	2,071,233	2,505,387
EquipmentShare.com, Inc., Preferred Series E	May 2022	323,064	4,999,997	5,001,031
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series E	May 2021	638,843	4,599,996	5,008,529
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series F	Jun 2022	1,923,076	14,999,993	15,076,916
Ocrolus, Inc., Preferred Series C(c)	Aug 2021	438,327	3,077,450	2,998,157
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.), Preferred Series Seed 2	Nov 2020	123,819	804,870	1,004,172
Trax, Ltd., Pre IPO	Mar 2021	76,722	3,999,978	3,909,753
			37,958,512	40,021,506
Finance/Payments — 5.2%
Betterment Holdings, Inc., Preferred Series F	Sep 2021	318,380	3,999,999	3,881,052
ConsenSys Software, Inc., Preferred Series D(c)	Feb 2022	35,699	5,075,000	4,762,247
Fundbox, Ltd., Preferred Series C	Jun 2019	439,552	4,999,992	6,021,862
Fundbox, Ltd., Preferred Series D	Sep 2021	531,914	7,499,988	7,377,647
Payward, Inc. (d.b.a. Kraken), Preferred Series A	Nov 2021	262,210	13,768,164	7,735,195
Payward, Inc. (d.b.a. Kraken), Preferred Series Seed	Apr 2022	67,000	3,505,340	1,976,500
Prosper Marketplace, Inc., Preferred Series A	Jan 2016	55,395	305,781	33,237
Prosper Marketplace, Inc., Preferred Series A-1	Jan 2016	58,165	116	84,921
Ripple Labs, Inc., Preferred Series A	Dec 2018	42,000	504,000	2,142,840
Upgrade, Inc., Preferred Series C-1	Mar 2022	3,290,000	14,159,000	17,963,400
			53,817,380	51,978,901

See accompanying Notes to the Schedule of Investments

4

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2023 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Preferred Stock in Private Companies(a),(b) — 41.0% (Continued)
FoodTech — 1.3%
Impossible Foods, Inc., Preferred Series E-1	Nov 2022	400,000	$4,080,000	$7,984,000
Impossible Foods, Inc., Preferred Series H-1(c)	Nov 2021	153,494	3,746,778	3,398,357
Impossible Foods, Inc., Preferred Series H-2(c)	Nov 2021	53,389	1,303,222	1,182,033
			9,130,000	12,564,390
Hardware — 0.3%
Hydrow, Inc., Preferred Series D	Feb 2022	435,304	4,999,989	2,612,520
Healthcare/Biotech — 2.1%
Click Therapeutics, Inc., Preferred Series A	Nov 2020	60,087	210,304	194,682
Collective Health, Inc., Preferred Series F	May 2021	3,989,361	3,120,000	2,672,872
Crossover Health Management Services, Inc., Preferred Series D	Mar 2021	248,865	8,849,474	10,188,533
Omada Health, Inc., Preferred Series E	Dec 2021	1,334,400	7,999,995	7,766,208
ZocDoc, Inc., Preferred Series A	Feb 2015	35,000	875,000	477,750
			21,054,773	21,300,045
Security — 3.9%
Contrast Security, Inc., Preferred Series A	Jul 2022	828,514	10,300,003	11,416,923
Contrast Security, Inc., Preferred Series C	Nov 2022	1,164,596	7,649,998	16,048,133
Cybereason, Inc., Preferred Series F(c)	Jul 2021	1,510,600	7,631,457	7,205,562
Exabeam, Preferred Series A	Nov 2020	80,000	1,020,000	1,899,200
Lookout, Inc., Preferred Series A	Feb 2015	204,000	1,927,800	2,129,760
			28,529,258	38,699,578
Software — 1.0%
Roofstock, Inc., Preferred Series E	Mar 2022	339,154	9,999,990	9,486,137
Transportation — 3.5%
Clearmotion, Inc., Preferred Series A-3	Mar 2022	2,075,885	341,068	417,668
Clearmotion, Inc., Preferred Series A-4	Mar 2022	12,954,589	908,932	2,606,463
Clearmotion, Inc., Preferred Series B	Mar 2023	2,484,760	500,000	499,934
Flexport, Inc., Preferred Series A	Jun 2022	580,165	8,489,030	8,017,880
Flexport, Inc., Preferred Series B-1	Jul 2022	69,790	944,665	964,498
Flexport, Inc., Preferred Series D-3	Jul 2022	82,613	1,117,776	1,141,712
Hyperloop Technologies, Inc., Preferred Series B-1	Jun 2017	1,381	999,999	4,920
Hyperloop Technologies, Inc., Preferred Series C	May 2019	4,330	37,938	15,426
Loadsmart, Inc., Preferred Series D	Jan 2022	500,000	10,000,000	9,785,000
Neutron Holdings, Inc. (d.b.a. Lime), Preferred Series 1-D	Mar 2019	20,618,556	5,000,000	1,443,299
Turo, Inc., Preferred Series D-1	Jun 2018	628,035	2,932,295	9,583,814
			31,271,703	34,480,614
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			363,577,028	406,087,992

See accompanying Notes to the Schedule of Investments

5

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2023 (Unaudited)

	Acquisition Date	Principal/Shares	Cost	Fair Value
Convertible Notes of Private Companies(b) — 4.6%
Hosting/Storage — 1.0%
TMGcore, Inc., 4.00% 8/11/2026	Dec 2021	$10,000,000	$10,000,000	$10,000,000
Software — 2.0%
Tradeshift Holdings, Inc., 6.00% 6/15/2023(d)	Jun 2021	$10,000,000	5,439,567	10,000,000
Tradeshift Holdings, Inc., 6.00% 11/22/2023(d)	Nov 2021	$5,000,000	2,574,645	5,000,000
Tradeshift Holdings, Inc., 7.00% 3/25/2024	Mar 2022	$5,000,000	2,461,948	5,000,000
			10,476,160	20,000,000
Transportation — 1.6%
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 10/29/2025	Oct 2021	$15,000,000	15,000,000	15,000,000
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 6/1/2027	Jun 2020	$253,169	252,362	253,170
			15,252,362	15,253,170
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			35,728,522	45,253,170

Warrants of Private Companies(a),(b) — 0.6%
Software — 0.6%
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 11/21/2031	Nov 2021	213,797	2,425,355	1,568,885
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 9/9/2031	Dec 2021	427,594	4,570,844	3,137,771
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 3/25/2032	Mar 2022	213,797	2,538,052	1,568,885
			9,534,251	6,275,541
Transportation — 0.0%
Neutron Holdings, Inc. (d.b.a. Lime), Exercise Price $0.01, Exercise Date 6/2/2027	Jun 2020	1,016,483	807	964
TOTAL WARRANTS OF PRIVATE COMPANIES			9,535,058	6,276,505

Simple Agreement for Future Equity of Private Companies(a),(b) — 0.1%
Aerospace — 0.1%
Xplore, Inc.	Feb 2022	1,000,000	1,000,000	1,000,000
TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY OF PRIVATE COMPANIES			1,000,000	1,000,000

See accompanying Notes to the Schedule of Investments

6

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2023 (Unaudited)

	Acquisition Date	Units/ Commitment	Cost	Fair Value
Special Purpose Vehicles/PRIVATE FUNDS(a),(b) — 0.0%
Private Funds — 0.0%
Northgate Growth Fund III(f)	Dec 2022	400,000	$400,000	$379,392
TOTAL SPECIAL PURPOSE VEHICLES/PRIVATE FUNDS			400,000	379,392

Short-Term Investments — 13.0%
Demand Deposit — 13.0%
Goldman Sachs Government Fund, 4.66% (e)	129,108,062	129,108,062

TOTAL SHORT-TERM INVESTMENTS	129,108,062	129,108,062

TOTAL INVESTMENTS — 99.8%	848,406,723	989,305,205
Other assets less liabilities — 0.2%		1,694,796

NET ASSETS — 100.0%		$991,000,001

(a)	Equity positions are non-income producing and debt positions are income producing.

(b)	Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. All positions held are non-controlled and non-affiliated investments, as defined by the Investment Company Act of 1940, as amended (“1940 Act”).As of March 31, 2023 restricted securities represented 86.03% of the net assets of the Fund.

(c)	These securities have been purchased through Special Purpose Vehicles/Private Funds in which the Fund has a direct investment of ownership units of the Vehicles. The shares, cost basis and fair value stated are disclosed based on the underlying securities purchased by the Vehicle and the Fund’s ownership percentage.

(d)	Denotes a variable rate security. The rate shown is the current interest rate as of March 31, 2023.

(e)	Represents the 7-day effective yield as of March 31, 2023.

(f)	These investments in Special Purpose Vehicles/Private Funds are expected to be invested into Portfolio Companies’ common and preferred shares.

All issuers are based in the United States, except for Lyst, Ltd., OpenX Software, Ltd., and Snyk, Ltd., which are based in the UK, and Trax, Ltd., Eruditus Learing Solutions Pte., Ltd., and Fundbox, Ltd., which are based in the Cayman Islands, Singapore, and Israel, respectively.